Amounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 842	$ 0
Interest receivable	0	140
Sales taxes receivable	507	0
Amounts receivable	$ 1,349	$ 140